Demerger of the Ice Cream Business - Disclosure of financial information related to discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
	Dec. 06, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Turnover		€ 50,503	€ 52,479	[1]	€ 51,680	[1]
Operating profit		9,037	8,829	[1],[2]	8,998	[1],[2]
Profit before taxation from continuing operations		8,693	8,371	[1]	8,627	[1]
Taxation		(188)	(168)		(209)
Profit after taxation from discontinued operations		425	330	[1]	503	[1]
Total gain on demerger after tax	€ 3,373	3,373	0	[1]	0	[1]
Net profit from discontinued operations		3,798	330	[1]	503	[1]
Non-controlling interests		11	16	[1]	18	[1]
Shareholders’ equity		€ 3,787	€ 314	[1]	€ 485	[1]
Earnings per share from discontinued operations (in euros per share)		€ 1.73	€ 0.14	[1]	€ 0.22	[1]
Diluted earnings per share from discontinued operations (in euros per share)		€ 1.73	€ 0.14	[1]	€ 0.22	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Turnover		€ 7,691	€ 8,282		€ 7,924
Operating profit		677	571		760
Profit before taxation from continuing operations		€ 613	€ 498		€ 712
Total gain on demerger after tax	€ 3,400

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[2]	The 2024 and 2023 comparatives have been re-presented to reflect the demerger of our Ice Cream business (see note 21).